Financial Risk Management	12 Months Ended
Dec. 31, 2024
Financial Risk Management
Financial Risk Management

Note 24.  Financial Risk Management

(a)	Overview

The Company is exposed to the following risks due to usage of financial instruments:

(1)	Credit risk
(2)	Liquidity risk
(3)	Market risk

Hereinafter discloses information about the Company’s exposure to variable risks, and the goals, policies and procedures of the Company’s risk measurement and risk management.

(b)	Risk management framework

Management of related divisions are appointed to review, control, trace and monitor the strategic risks, financial risks and operational risks faced by the Company. Management reports to executive officers the progress of risk controls from time to time and, if necessary, report to the board of directors, depending on the extent of impact of risks.

(c)	Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company’s exposures to credit risk are primarily from cash and cash equivalents, financial assets at amortized cost and accounts receivable.

The Company deposits its cash and cash equivalents with various reputable financial institutions. Financial assets at amortized cost are time deposits with original maturities of greater than three months. The Company has not experienced any material losses on deposits of the Company’s cash and cash equivalents and financial assets at amortized cost. Management performs periodic evaluations of the relative credit standing of these financial institutions and limits the amount of credit exposure with any one institution. Management believes that there is a limited concentration of credit risk in cash and cash equivalent and financial assets at amortized cost.

The Company derived substantially all of its revenues from sales of display drivers that are incorporated into TFT-LCD panels. The TFT-LCD panel industry is intensely competitive and is vulnerable to cyclical market conditions and subject to price fluctuations. Management continuously evaluates and controls the credit quality, credit limit and financial strength of its customers to ensure any overdue receivables are taken necessary procedures.

The Company depends on two customers for majority of its revenues. The Company’s sales to these two customers as a percentage of revenues are as follows:

	Year Ended December 31,
	2022	2023	2024
Customer A and its affiliates	32.3%	28.7%	26.4%
Customer C	9.4%	11.0%	8.3%

The percentage of the Company’s accounts receivable accounted by customers, those representing more than 10% of total accounts receivable balance, is summarized as follows:

	December 31,	December 31,
	2023	2024
Customer A and its affiliates	28.5%	29.1%
Customer C	10.3%	8.7%

Refer to Note 11 for aging analysis of accounts receivable and the movement in the loss allowance.

In addition, the Company has at times agreed to extend the payment terms for certain of its customers. Other customers have also requested extension of payment terms, and the Company may grant such requests for extension in the future. As a result, a default by any such customer, a prolonged delay in the payment of accounts receivable, or the extension of payment terms for the Company’s customers could adversely affect the Company’s cash flow, liquidity and operating results. Management performs ongoing credit evaluations of each customer and adjusts credit policy based upon payment history and the customer’s credit worthiness, as determined by the review of their current credit information.

(d)	Liquidity risk

The objective of liquidity risk management is to ensure the Company has sufficient liquidity to fund its business requirements associated with existing operations over the next 12 months. The Company manages its liquidity risk by maintaining adequate working capital and unused credit facilities.

At December 31, 2024, the Company’s working capital together with existing unused credit facilities under its existing loan agreements will be sufficient to fulfill all of its contractual obligations. Therefore, management believes that there is no liquidity risk resulting from incapable of financing to fulfill the contractual obligations.

(e)	Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and interest rates, will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

(1)	Currency risk

The Company is exposed to currency risk on operating activities that are denominated in a currency other than the respective functional currency of the Company, the USD. The currencies used in these transactions are the NTD, CNY and JPY.

(2)	Interest rate risk

The Company is exposed to interest rate risk primarily related to its outstanding borrowings. The Company’s borrowings carried floating interest rates. To manage the interest rate risk, the Company periodically assesses the interest rates of bank loans and maintains good relationships with financial institutions to obtain lower financing costs. The Company also strengthens the management of working capital to reduce the dependence on bank loans as well as the risk arising from fluctuation of interest rates.